28. Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for doubtful accounts	$ 28,527	$ 20,566	$ 36,553	$ 766
Solar Energy [Member]
Other receivable	3,223	3,244
Allowance for doubtful accounts	3,223	3,244
Mr. Peng [Member]
Advances to related party		510	310
LDK Group [Member]
Accounts payable, related party	4,713	4,389
Purchases from related party	0	3,691	11,712
Costs from related party	$ 0	$ 0	$ 4,000